SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Balance at beginning of fiscal year	$ 1,537,000	$ 1,537,000
Write-off	(1,537,000)
Balance at end of fiscal year		$ 1,537,000